SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation and Principle of consolidation

Basis of presentation and Principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities. The consolidation of all entities have been accounted for in accordance with ASC 810.

Non-controlling interests

Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity that is not attributable, directly, or indirectly, to the Company. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheets and statements of operations and comprehensive income are attributed to controlling and non-controlling interests. Non-controlling interests as of June 30, 2026 and 2025 primarily relate to the 30% equity interest in Fanfengjian CQ and Fanfengjian SH and 49% of equity interest in Octopus Cat.

Uses of estimates

Uses of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, revenue recognition, the allowance for credit losses, realizability of deferred tax assets, estimated useful lives of fixed assets, intangible assets and operating lease right-of-use assets, and accruals for income tax uncertainties.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily generated from the sale of virtual currency associated with online games and advertisements within the Company’s games.

The Company recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenue from contracts with customers is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. To achieve the core principle of this standard, the Company applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Revenue from In-app Purchases

The Company primarily derives revenue from the sale of virtual currency associated with online games. The Company distributes its games to game players/users through various web and mobile platforms such as Apple App Store, Google Play, and other mobile platforms. Through these platforms, users can download the Company’s free-to-play games and can purchase virtual currency.

The initial download of the games does not create a contract under ASC 606; however, the separate election by the player to make an in-app purchase satisfies the ASC 606 requirement for creating a contract. Players can pay for their virtual item purchases through various widely accepted payment methods mode offered in the games. Payments from players for virtual currency are required at the time of purchase, which are non-refundable and relate to non-cancellable contracts that specify the Company’s obligations and cannot be redeemed for cash or exchanged for anything other than virtual currency within the Company’s games. The purchase price is a fixed amount that reflects the consideration that the Company expects to be entitled to receive in exchange for the use of virtual currency by its customers. The platform providers collect proceeds from the game players and remit the proceeds to the Company after deducting their respective platform fees.

The Company is primarily responsible for providing the virtual currency, has control over the content and functionality of games, and has the discretion to establish the virtual currency’ prices. Therefore, the Company is the principal and, accordingly, revenue is recorded on a gross basis. Payment processing fees paid to platform providers are recorded within the cost of revenue. The Company’s performance obligation is to ensure the availability and functionality of the gameplay environment, transfer the virtual currencies to customers, host the gameplay to gameplayers upon the consumption of the virtual currencies.

Substantially all of the Company’s games sell only consumable virtual currency instead of durable virtual currency. Consumable virtual currencies represent items that can be consumed by a specific player action without any timeframe restriction and do not provide the player with any continuing additional or enhanced benefit following consumption. Proceeds from these sales of virtual currencies are initially recorded in contract liabilities. Proceeds from the sales of virtual currencies are recognized as revenue when a player consumes the virtual currency in the game at that point of time. When virtual currency is consumed within the games, the player could “win” and would be awarded additional virtual currency. As the player does not receive any additional benefit from the Company’s games, nor is the player entitled to any additional rights once the player’s virtual currency is substantially consumed, the Company has concluded that the virtual currency represents consumable goods. For the sale of consumable virtual currency, the Company considers the control transferred, performance obligation is satisfied and recognizes revenue at the point upon consumption of virtual currencies for gameplay.

The Company monitors the amount of outstanding purchased and free virtual currency at each reporting date based on player behavior. This review, performed on a game-by-game basis, includes an analysis of game players’ historical play behavior, purchase behavior, and the amount of virtual currency outstanding. Accordingly, revenue is recognized using weighted average consumption rates.

Deferred revenue, which represents a contract liability, represents mostly unrecognized fees collected for virtual currency that are not consumed at the balance sheets date, or for players that are still active in the games.

Sales and other taxes collected from customers on behalf of governmental authorities are accounted for on a net basis and are not included in revenue or operating expenses.

Revenue from Advertisements

The Company also has relationships with certain advertising service providers for advertisements within its games and revenue from these advertising providers is generated through impressions, click-throughs, and banner ads. The Company has determined that displaying the advertisements within the mobile games is identified as a single performance obligation. The transaction price in advertising arrangements is established by the Company’s advertising service providers and is generally the product of the number of advertising units delivered (such as impressions and offers completed) and the contractually agreed-upon price per unit. The revenue from advertisements was recognized at the point when advertisements were delivered within the games. The Company has determined that it is generally acting as an agent in its advertising arrangements, because the advertising service providers (i) maintain the relationship with the customers, (ii) control the pricing of the advertising such that the Company does not know the total price paid by the customer to the service providers, and (iii) control the advertising product through the time the advertisements are displayed in the Company’s games.

Disaggregation of Revenue

Substantially all of the Company’s games sell only consumable virtual currency and the Company recognized the revenue from sale of in-app purchase at the point of virtual currency consumed upon the game player’s action. The revenue from advertisements was recognized at the point the advertising unit delivered.

The Company disaggregates its revenue by geographic region as follows:

	For the Fiscal Years Ended June 30,
	2026	%	2025	%	2024	%
Players located in the United States	$65,093,289	62.2%	$74,134,697	62.8%	$93,241,993	64.2%
Players located in Europe	17,790,770	17.0%	18,415,626	15.6%	21,349,802	14.7%
Players located in other regions	21,767,531	20.8%	25,498,559	21.6%	30,644,954	21.1%
Total revenue	$104,651,590	100%	$118,048,882	100%	$145,236,749	100%

Contract Liabilities and Other Disclosures

Contract Liabilities and Other Disclosures

The Company receives customer payments based on the payment terms established in the Company’s contracts. Payment for the purchase of virtual currency, such as coins, chips, and cards, is made at purchase, and such payments are non-refundable in accordance with the Company’s standard terms of service. Such payments are initially recorded as a contract liability, and revenue is subsequently recognized as the Company satisfies its performance obligations.

The following table summarizes the Company’s opening and closing balances in contract liabilities and accounts receivable:

	Accounts Receivable	Contract Liabilities
Balance as of June 30, 2025	$10,423,418	$1,871,120
Balance as of June 30, 2026	8,042,595	1,471,074

The Company assesses the disclosure requirement of information related to remaining performance obligation required in ASC 606-10-50-13. The Company determines that the Company qualifies for the exemption under ASC 606-10-50-14 (1), as the performance obligations are part of contract with an original expected duration of one year or less.

The table below presents the activity of contract liabilities during the year ended June 30, 2026 and 2025, respectively.

	As of June 30,
	2026	2025
Balance at the beginning of the year	$1,871,120	$2,830,068
Cash received	93,934,483	105,350,306
Revenue recognized	94,424,013	106,343,226
Foreign currency translation	89,484	33,972
Balance at the end of the year	$1,471,074	$1,871,120

Cost of Revenue

Cost of Revenue

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate in-app purchase revenue. Such costs are recorded as incurred, and primarily consist of fees withheld by the Company’s platform providers from the player proceeds received by the platform providers on the Company’s behalf, amortization of licensing and royalty fees, profit sharing arrangement paid to the game developers, customized design fees, and third-party service fees paid that are directly related to game publishing.

Advertising Costs

Advertising Costs

The cost of advertising is expensed as incurred, and totaled $38.8 million, $46.1 million and $55.1 million for the years ended June 30, 2026, 2025 and 2024, respectively. Advertising costs primarily consist of marketing and player acquisition and retention costs and are included in sales and marketing expenses.

Software Development Costs

Software Development Costs

The Company reviews software development costs associated with infrastructure and new games or significant updates to existing games to determine if the costs qualify for capitalizing in accordance with SC350-40 (“Internal-Use Software Accounting & Capitalization”). Once the software has been developed, the costs to maintain and train others for its use will be expensed. With regards to developing software, any application costs incurred during the development stage, both internal expenses and those paid to third parties are capitalized and amortized based on the estimated useful life of three to seven years.

As of June 30, 2026 and 2025, the Company capitalized $3,459,100 and $3,459,100 of game development costs, respectively.

Game Development costs of approximately nil, $0.9 million and $0.3 million were capitalized during the years ended June 30, 2026, 2025 and 2024, respectively. The estimated useful life of costs capitalized is generally three to seven years. During the years ended June 30, 2026, 2025 and 2024, the amortization of capitalized software costs totaled $911,958, $294,078 and $39,167, respectively.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Company with no future related costs or obligation are recognized in “other income” in the Company’s consolidated statements of comprehensive income when such grants are received.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cash in banks, as well as highly liquid investments, which have original maturities of three months or less. The Company has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted Cash

Restricted Cash

The Company had restricted cash of $3,512 and nil as of June 30, 2026 and 2025, respectively, which were primarily security deposits in third-party platforms, such as Alipay and PayPal. In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-year and end-of-year total amounts presented in the statement of cash flows.

Short-term investment

Short-term investment

Short-term investments primarily consist of investment in marketable securities. The Company classifies the investment in marketable securities as trading securities given the securities are purchased for the purpose of selling them in the near term. The marketable securities are classified as investments with readily determinable fair values, which are reported at fair value in the consolidated balance sheets. Changes in fair values of marketable securities are recorded in the consolidated statements of operations and comprehensive income.

Financial Instruments and Current Expected Credit Losses

Financial Instruments and Current Expected Credit Losses

Since July 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance in the combined statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash and cash equivalents, restricted cash, short-term investment, accounts receivable, prepaid expenses and other current assets, short-term loans, accounts payable, accrued expenses, lease liabilities and other current liabilities approximate their fair value based on the short-term maturity of these instruments. For short term loans, the fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which interest rates used to discount the bank loans approximate market rates. As of June 30, 2025 and 2024, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of June 30, 2026 and 2025:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Short-term investments
Investment in marketable equity securities	$5,102,400	$-	$-	$5,102,400
	$5,102,400	$-	$-	$5,102,400

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Short-term investments
Investment in marketable equity securities	$1,345,154	$-	$-	$1,345,154
	$1,345,154	$-	$-	$1,345,154

Transfers into or out of the fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities become unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Company did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended June 30, 2026, 2025 and 2024.

Advances to suppliers

Advances to suppliers

The Company advances funds to certain game developers and certain suppliers for purchases of services. These advances are interest free, unsecured, and generally short term in nature. The Company reviews the recoverability of the advances periodically to determine whether their carrying value has become impaired. Advances that are not expected to be utilized, refunded or recovered within twelve months after the reporting date are reclassified to other non-current assets. The carrying value of such advances, net of expected credit loss, represents its estimated realized value. For the years ended June 30, 2026, 2025 and 2024, the Company recognized credit loss expense related to advances to suppliers of $20,095, $20,123 and nil, respectively. The credit loss expense primarily related to advances that were not expected to be utilized, refunded or otherwise recovered within twelve months.

Long-term Investments

Long-term Investments

FASB ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings unless they qualify for a measurement alternative.

Equity investments without readily determinable fair values

The Company elected to record its equity investments without readily determinable fair values and not accounted for under the equity method at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investment in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Reasonable efforts are required to be made to identify price changes that are known or that can reasonably be known.

Equity investments with readily determinable fair values

Equity investments with readily determinable fair values are measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

Equity investments accounted for using the equity method

The Company accounts for its equity investments over which it has significant influence (usually 20% to 49.9%) but does not own a majority equity interest or otherwise control, using the equity method. The Company adjusts the carrying amount of the investment and recognizes investment income or loss for its share of the earnings or loss of the investee after the date of investment. The Company assesses its equity investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entity, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in a privately held entity, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investment and the determination of whether any identified impairment is other-than-temporary.

The Company’s equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative (the “Measurement Alternative”) in accordance with ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in other income (expense), net in the consolidated statements of operations and comprehensive income. The Company makes an assessment of whether an investment is impaired based on the performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as its financial and business performance. The Company recognizes an impairment loss equal to the difference between the carrying value and fair value in other income (expense), net in the consolidated statements of operations and comprehensive income if there is any. When the investments become qualified for use of the equity method, the Company remeasures the previously held interest in the investments at fair value, if any observable price changes in orderly transactions identified for an identical or a similar investment, immediately before it applies the equity method, in accordance with ASU 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323).

Plant and equipment, net

Plant and equipment, net

Plant and equipment are recorded at cost. Depreciation is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Category	Estimated useful lives	Residual value
Electronic equipment	3 years	5%
Transportation equipment	5 years	5%
Leasehold improvements	Shorter of the estimated useful life or remaining lease term	-%

The Company charges maintenance, repairs, and minor renewals directly to expenses as incurred; major additions and betterments are capitalized.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at cost less accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Game development cost	3-7 years
Royalties	5-8 years
Copyright	8-10 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as significant adverse changes to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the remaining useful life is shorter than the Company had originally estimated. When these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Company recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended June 30, 2026, 2025 and 2024.

Accounts payable	Accounts payable Accounts payable are primarily payables to game developers for the profit sharing, specialized development expenses, and promotional service to channels.
Related Parties

Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other parties or exercise significant influence over the other parties in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Leases

Leases

From July 1, 2021, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of right-of-use (“ROU”) assets and lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended June 30, 2026, 2025 and 2024.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Income taxes

Income taxes

The Company accounts for income tax under FASB ASC Section 740 which utilizes the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between financial statement carrying amounts of assets and liabilities versus the tax basis of assets and liabilities. Deferred tax assets are also provided for carryforward losses which can be used to offset future taxable income. Deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely than not that some portion or all of the net deferred tax asset will not be realized. The Company provided negative $2,527,236 and $1,753,872 of valuation allowance on the net deferred tax assets as of June 30, 2026 and 2025, respectively.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest related to underpayment of income taxes for uncertain tax positions are classified as income tax expenses in the period incurred. No penalties or interest relating to uncertain tax positions were incurred during the years ended June 30, 2026, 2025 and 2024. As of June 30, 2026, the tax years ended December 31, 2023 through December 31, 2025 for the Company’s PRC subsidiaries remained open for statutory examination by PRC tax authorities.

Under the Provisional Regulations of the PRC Concerning Income Tax on Enterprises promulgated by the PRC, income tax is payable by enterprises at a rate of 25% of their taxable income determined under PRC accounting rules. The Company believes that it has provided the best estimates of its accrued tax liabilities because those accruals are based on the prevailing tax rates stipulated under the laws.

Under the provisions of profits tax enacted in Hong Kong, profits tax is payable by enterprises at a rate of half the current rate (i.e., 8.25%) for the first HK$2 million of profits earned while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

Under the provisions of profits tax enacted in Singapore, tax on the taxable income as reported in its statutory financial statements is adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Value added tax (“VAT”)

Value added tax (“VAT”)

The Company’s PRC subsidiaries are subject to VAT, but the Company’s PRC subsidiaries primarily only provide services to overseas entities, which is exempt from VAT. Revenue represents the invoiced value of goods and services, net of VAT. VAT is based on the gross sales price and VAT rates range from 6% to 13%, depending on the type of goods or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in China remain subject to examination by the tax authorities for five years from the date of filing. Under the provisions of tax enacted in Hong Kong, no VAT is levied.

Share-based Compensation

Share-based Compensation

The Company applies ASC 718, Compensation—Stock Compensation (‘‘ASC 718’’), to account for its share-based awards.

Share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using straight-line vesting method over the requisite service period, which is the vesting period, with corresponding impact reflected in additional paid-in capital. The fair value of the share-based awards is determined based on the quoted market price of ordinary shares on the grant date.

Employee benefits

Employee benefits

The Company’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution.

Foreign currency translation

Foreign currency translation

The Company has operations in mainland China, Hong Kong, Singapore and other jurisdictions generally use their respective local currencies as their functional currencies. The Company’s financial statements have been translated into the reporting currency of the U.S. dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income. Gains and losses resulting from other foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation. The following table outlines the currency exchange rates that were used in creating these consolidated financial statements:

	As of June 30,
	2026	2025
Balance sheet items, except for equity accounts	$1=RMB6.7851	$1=RMB7.1636
Balance sheet items, except for equity accounts	$1=HK$7.8420	$1=HK$7.8499

	For the Years Ended June 30,
	2026	2025	2024
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=RMB6.9940	$1=RMB7.2143	$1=RMB7.2248
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	$1=HK$7.8118	$1=HK$7.7893	$1=HK$7.8190

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company not using the U.S. dollar as its functional currency.

Credit risk and concentrations of customers and suppliers

Credit risk and concentrations of customers and suppliers

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. As of June 30, 2026 and 2025, $17,570,391 and $15,234,745 of the Company’s cash and cash equivalents and restricted cash, respectively, were on deposit at financial institutions in the PRC, Hong Kong and Singapore, which management believes are of high credit quality. On May 1, 2015, China’s new Deposit Insurance Regulation came into effect, pursuant to which banking financial institutions, such as commercial banks, established in China are required to purchase deposit insurance for deposits for each account in each bank in RMB and in foreign currency placed with them for up RMB500,000 (approximately $72,000). Such Deposit Insurance Regulations would not be effective in providing complete protection for the Company’s accounts, as its aggregate deposits are much higher than the coverage limit. However, the Company believes that the risk of failure of any of these Chinese banks is remote. Bank failure is uncommon in China and the Company believes that the Chinese banks that hold the Company’s cash and cash equivalents, restricted cash, and short-term investments are financially sound based on publicly available information. In Hong Kong, the Deposit Protection Scheme (the “DPS”) is established under the Deposit Protection Scheme Ordinance. In case a member bank of DPS (a Scheme member) fails, the DPS will pay compensation up to a maximum of HK$500,000 (approximately $64,000) to each depositor of the failed Scheme member. Singapore Deposit Insurance Corporation Limited (SDIC) administers the Deposit Insurance (DI) Scheme and Policy Owners’ Protection (PPF) Scheme in Singapore. A depositor has up to S$75,000 insured by Singapore Deposit Insurance Corporation (“SDIC”).

Accounts receivable are typically unsecured and derived from revenue earned from customers, and are thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

Apple and Google are significant distribution, marketing, promotion, and payment platforms for the Company’s games.

Accounts receivable are recorded at their transaction amounts and do not bear interest. The Company bases its allowance for credit losses on management’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable based on historical collection experience and current and expected future economic and market conditions.

Earnings per share

Earnings per share

Basic earnings per share are computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

The Company’s convertible preferred shares are participating securities, as they have contractual non-forfeitable right to participate in distributions of earnings. The convertible preferred shares have no contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to ordinary shares and convertible preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when the inclusion of such share would be anti-dilutive.

Segment reporting

Segment reporting

The Company determines its operating segments based on components that engage in business activities from which they may earn revenues and incur expenses, and for which discrete financial information is available. These segments are identified based on internal financial reports that are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for purposes of allocating resources and assessing performance.

In accordance with ASC 280, Segment Reporting, the Company applies the “management approach” in determining its reportable segments. The Company’s CODM identified as the Company’s Chief Executive Officer. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment. The Company has concluded that consolidated net income (loss) is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income (loss) as reported in the consolidated statements of operations and comprehensive (loss) income. As substantially all of the Company’s long-lived assets are located in the PRC, no geographical segment information is presented.

Recent accounting pronouncements

Recent accounting pronouncements

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that this update will have on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements (“ASU 2025-12”). ASU 2025-12 addresses suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities are required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-12.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock. The ASU requires PIK dividends on equity-classified preferred stock to be initially measured based on the stated PIK dividend rate in the preferred stock agreement. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In May 2026, the FASB issued ASU 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818). This standard provides guidance on the accounting for environmental credits (such as renewable energy credits, carbon credits) and related obligations. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual periods. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.